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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

VY® Goldman Sachs Bond Portfolio

The schedules are not audited.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.8%
		Basic Materials: 0.6%
300,000		Eastman Chemical Co., 3.800%, 03/15/25	$293,550	0.2
225,000		Freeport-McMoRan, Inc., 5.400%, 11/14/34	158,555	0.1
225,000		LyondellBasell Industries NV, 5.000%, 04/15/19	242,792	0.1
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	371,250	0.2
			1,066,147	0.6

		Communications: 4.2%
550,000		21st Century Fox America, Inc., 4.000%, 10/01/23	564,791	0.3
775,000		Amazon.com, Inc., 3.300%, 12/05/21	802,633	0.4
325,000	#	CCO Safari II LLC, 4.908%, 07/23/25	324,071	0.2
325,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	327,681	0.2
350,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.950%, 01/15/25	343,808	0.2
100,000	#	Frontier Communications Corp., 8.875%, 09/15/20	98,250	0.1
175,000		Frontier Communications Corp., 9.250%, 07/01/21	169,183	0.1
175,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	164,719	0.1
775,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	774,064	0.4
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	48,562	0.0
375,000		Sprint Nextel Corp., 7.875%, 09/15/23	304,453	0.2
350,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	383,373	0.2
275,000		Time Warner Cable, Inc., 4.125%, 02/15/21	282,996	0.2
75,000		Time Warner Cable, Inc., 5.000%, 02/01/20	80,554	0.0
50,000		Time Warner Cable, Inc., 5.875%, 11/15/40	47,766	0.0
800,000		Verizon Communications, Inc., 2.625%, 02/21/20	805,662	0.4
725,000		Verizon Communications, Inc., 4.150%, 03/15/24	751,501	0.4
1,450,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,602,301	0.8
			7,876,368	4.2

		Consumer, Cyclical: 2.4%
950,000		CVS Caremark Corp., 3.375%, 08/12/24	956,715	0.5
275,000		CVS Health Corp., 3.500%, 07/20/22	284,228	0.1
375,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	390,937	0.2
1,175,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,328,442	0.7
575,000		General Motors Financial Co., Inc., 3.500%, 07/10/19	581,491	0.3
375,000		MGM Resorts International, 6.625%, 12/15/21	386,250	0.2
300,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	299,334	0.2
350,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	336,998	0.2
			4,564,395	2.4

		Consumer, Non-cyclical: 5.7%
550,000		AbbVie, Inc., 2.500%, 05/14/20	547,592	0.3
225,000		AbbVie, Inc., 3.200%, 11/06/22	223,943	0.1
975,000		Actavis Funding SCS, 2.350%, 03/12/18	979,457	0.5
250,000		Actavis Funding SCS, 3.450%, 03/15/22	246,941	0.1
300,000		Actavis Funding SCS, 4.850%, 06/15/44	274,592	0.2
800,000	#	BAT International Finance PLC, 3.950%, 06/15/25	834,104	0.4
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	482,892	0.3
200,000		Becton Dickinson and Co., 2.675%, 12/15/19	202,569	0.1
375,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	382,500	0.2
425,000		ConAgra Foods, Inc., 3.200%, 01/25/23	407,693	0.2
275,000		Ecolab, Inc., 5.500%, 12/08/41	312,342	0.2
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	692,759	0.4
350,000		HCA, Inc., 6.500%, 02/15/20	382,375	0.2
225,000	#	HJ Heinz Co., 2.800%, 07/02/20	226,736	0.1
325,000	#	HJ Heinz Co., 3.950%, 07/15/25	333,332	0.2
375,000		Medtronic, Inc., 3.150%, 03/15/22	380,733	0.2
250,000	#	Pernod Ricard SA, 4.450%, 01/15/22	263,041	0.1
1,675,000		Reynolds American, Inc., 4.450%, 06/12/25	1,756,740	0.9
775,000		Synchrony Financial, 3.000%, 08/15/19	781,880	0.4

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
200,000		UnitedHealth Group, Inc., 4.625%, 07/15/35	$211,546	0.1
425,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	450,168	0.2
450,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	464,625	0.3
			10,838,560	5.7

		Energy: 3.0%
650,000		Anadarko Petroleum Corp., 3.450%, 07/15/24	631,645	0.3
400,000	#	Antero Resources Corp., 5.625%, 06/01/23	353,000	0.2
420,000		Apache Corp., 4.250%, 01/15/44	358,680	0.2
275,000		Chesapeake Energy Corp., 5.375%, 06/15/21	184,937	0.1
400,000		Chesapeake Energy Corp., 5.750%, 03/15/23	262,875	0.1
50,000		Cimarex Energy Co., 4.375%, 06/01/24	48,786	0.0
400,000		ConocoPhillips Co., 3.350%, 11/15/24	391,384	0.2
125,000		Continental Resources, Inc./OK, 3.800%, 06/01/24	101,604	0.1
280,000		Devon Energy Corp., 4.750%, 05/15/42	248,553	0.1
125,000		Enbridge, Inc., 3.500%, 06/10/24	113,273	0.1
375,000		Enterprise Products Operating L.P., 8.375%, 08/01/66	369,844	0.2
175,000		Enterprise Products Operating LLC, 7.034%, 01/15/68	185,062	0.1
475,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	371,049	0.2
50,000		Laredo Petroleum, Inc., 6.250%, 03/15/23	45,750	0.0
650,000	#	MEG Energy Corp., 6.375%, 01/30/23	511,875	0.3
425,000		TransCanada PipeLines Ltd, 6.350%, 05/15/67	359,656	0.2
300,000		Valero Energy Corp., 3.650%, 03/15/25	288,815	0.2
225,000		Western Gas Partners L.P., 3.950%, 06/01/25	211,244	0.1
425,000		Williams Partners L.P., 3.600%, 03/15/22	391,869	0.2
300,000		Williams Partners L.P., 3.900%, 01/15/25	258,914	0.1
			5,688,815	3.0

		Financial: 12.3%
325,000	#	AIA Group Ltd., 3.200%, 03/11/25	312,934	0.2
375,000		American International Group, Inc., 3.750%, 07/10/25	381,744	0.2
375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/23	371,240	0.2
550,000		American Express Co., 6.800%, 09/01/66	557,562	0.3
200,000		American Tower Corp., 3.400%, 02/15/19	206,049	0.1
450,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	465,699	0.2
250,000	#	Australia & New Zealand Banking Group Ltd., 4.500%, 03/19/24	250,360	0.1
750,000		Bank of America Corp., 4.000%, 04/01/24	773,659	0.4
275,000		Bank of America Corp., 6.500%, 10/29/49	280,844	0.1
1,000,000		Barclays Bank PLC, 2.500%, 02/20/19	1,017,689	0.5
250,000		Chubb Corp., 6.375%, 03/29/67	247,187	0.1
350,000		Citigroup, Inc., 5.875%, 12/29/49	344,312	0.2
350,000		Compass Bank, 5.500%, 04/01/20	378,231	0.2
600,000	#	Credit Suisse AG, 6.500%, 08/08/23	647,625	0.3
300,000	#	Credit Suisse Group AG, 6.250%, 12/29/49	282,172	0.2
250,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	243,368	0.1
375,000		Crown Castle International Corp., 5.250%, 01/15/23	398,044	0.2
425,000		Discover Financial Services, 3.750%, 03/04/25	412,567	0.2
350,000		Education Realty Operating Partnership L.P., 4.600%, 12/01/24	352,500	0.2
325,000		General Electric Capital Corp., 6.150%, 08/07/37	421,126	0.2
275,000		HCP, Inc., 4.250%, 11/15/23	277,329	0.1
375,000		HSBC Holdings PLC, 6.375%, 03/29/49	358,594	0.2
875,000		ING Bank NV, 4.125%, 11/21/23	897,343	0.5
350,000		ING Groep NV, 6.000%, 12/31/49	345,187	0.2
600,000	#	International Lease Finance Corp., 6.750%, 09/01/16	621,750	0.3
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	592,685	0.3
975,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	964,165	0.5
300,000	#	Intesa Sanpaolo SpA, 7.700%, 12/29/49	293,411	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	500,000		JPMorgan Chase & Co., 5.300%, 12/29/49	$492,500	0.3
	2,000,000		KFW, 1.125%, 08/06/18	2,004,496	1.1
	275,000	#	LBG Capital No.1 PLC, 8.000%, 12/29/49	311,025	0.2
	775,000		Lloyds Bank PLC, 2.350%, 09/05/19	779,012	0.4
	425,000	#	Macquarie, 6.625%, 04/07/21	476,968	0.3
	1,050,000		Morgan Stanley, 3.700%, 10/23/24	1,056,645	0.6
	100,000		Morgan Stanley, 4.000%, 07/23/25	102,367	0.1
	350,000		Morgan Stanley, 5.550%, 12/29/49	345,188	0.2
	375,000	#	Nationwide Building Society, 3.900%, 07/21/25	383,947	0.2
	225,000		Prudential Financial, Inc., 5.375%, 05/15/45	223,594	0.1
	300,000		Royal Bank of Scotland Group PLC, 7.500%, 12/29/49	300,093	0.2
	200,000		Royal Bank of Scotland PLC, 9.500%, 03/16/22	218,361	0.1
	500,000		Royal Bank of Scotland PLC, 9.500%, 03/16/22	545,902	0.3
	300,000		Santander Bank NA, 2.000%, 01/12/18	299,155	0.2
	450,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	442,324	0.2
	300,000	#	Santander UK Group Holdings PLC, 4.750%, 09/15/25	298,075	0.2
	150,000		Select Income REIT, 3.600%, 02/01/20	152,963	0.1
	200,000		Select Income REIT, 4.150%, 02/01/22	197,403	0.1
	450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	464,625	0.2
	425,000		TD Ameritrade Holding Corp., 2.950%, 04/01/22	425,767	0.2
	400,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	412,683	0.2
	300,000		Vereit Operating Partnership L.P., 3.000%, 02/06/19	286,875	0.2
	275,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	271,310	0.1
				23,186,654	12.3

			Industrial: 0.5%
	600,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	587,407	0.3
	375,000	#	Sealed Air Corp., 5.250%, 04/01/23	377,812	0.2
				965,219	0.5

			Technology: 1.1%
	300,000		Fiserv, Inc., 2.700%, 06/01/20	302,709	0.2
	975,000		Hewlett-Packard Co., 2.750%, 01/14/19	996,384	0.5
	500,000		Intel Corp., 3.700%, 07/29/25	514,328	0.3
	200,000		Oracle Corp., 2.500%, 05/15/22	197,294	0.1
	75,000		Qualcomm, Inc., 3.000%, 05/20/22	74,027	0.0
				2,084,742	1.1

		Total Corporate Bonds/Notes (Cost $58,000,391)		56,270,900	29.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.2%
	393,084	#	Bank of America Student Loan Trust 2010-1 A, 1.095%, 02/25/43	388,023	0.2
	480,065		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/35	454,204	0.2
EUR	495,525		CSEMC 15-1HWA, 2.750%, 04/20/20	548,166	0.3
	982,130	#	Edsouth Indenture No 9 LLC, 0.994%, 10/25/56	969,252	0.5
	2,175,000		Fannie Mae REMIC Trust 2015, 5.506%, 10/01/45	291,586	0.2
	650,000	#	FREMF Mortgage Trust, 3.811%, 01/25/48	645,617	0.3
	1,339,075		GS Mortgage Securities Trust 2007-GG10, 5.989%, 08/10/45	1,425,865	0.8
	417,689	#	Scholar Funding Trust 2010-A A, 1.044%, 10/28/41	405,323	0.2
	242,933		SLM Student Loan Trust 2005-4 A3, 0.415%, 01/25/27	230,862	0.1
	228,492		SLM Student Loan Trust 2008-2 A3, 1.045%, 04/25/23	221,139	0.1
	550,000		SLM Student Loan Trust 2008-4 A4, 1.945%, 01/24/17	552,888	0.3

		Total Collateralized Mortgage Obligations (Cost $6,135,735)		6,132,925	3.2

MUNICIPAL BONDS: 1.2%
			California: 0.5%
	400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/40	501,664	0.3

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
		California: (continued)
350,000		Bay Area Toll Authority, 7.043%, 04/01/50	$479,868	0.2
			981,532	0.5

		Puerto Rico: 0.7%
835,000		Commonwealth of Puerto Rico, 8.000%, 07/01/35	626,225	0.3
15,000		Puerto Rico Sales Tax Financing Corp., 5.250%, 08/01/41	6,300	0.0
1,000,000		Puerto Rico Sales Tax Financing Corp., 5.500%, 08/01/37	420,050	0.2
195,000		Puerto Rico Sales Tax Financing Corp., 5.000%, 08/01/43	81,908	0.1
150,000		Puerto Rico Sales Tax Financing Corp., 6.000%, 08/01/39	63,378	0.1
			1,197,861	0.7

	Total Municipal Bonds (Cost $2,374,447)		2,179,393	1.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.0%
		Federal Home Loan Bank: 1.2%
900,000		2.625%, due 09/12/25	900,707	0.5
1,300,000		2.875%, due 06/13/25	1,332,932	0.7
			2,233,639	1.2

		Federal Home Loan Mortgage Corporation: 3.2%##
800,000		2.811%, due 01/25/25	809,988	0.4
3,000,000		3.062%, due 12/25/24	3,099,694	1.7
1,918,453		3.500%, due 04/01/43	2,006,539	1.1
			5,916,221	3.2

		Federal National Mortgage Association: 10.7%##
4,000,000		0.750%, due 03/14/17	4,009,064	2.1
1,000,000	W	2.500%, due 07/25/27	1,019,547	0.5
3,000,000	W	3.000%, due 06/25/42	3,040,547	1.6
162,171		3.000%, due 08/01/43	164,874	0.1
995,879		3.500%, due 08/01/45	1,040,185	0.6
43,486		3.500%, due 08/01/45	45,420	0.0
2,248,505		3.500%, due 08/01/45	2,348,540	1.3
35,729		3.500%, due 08/01/45	37,319	0.0
246,637		3.500%, due 08/01/45	257,600	0.1
1,100,000		3.500%, due 09/01/45	1,148,893	0.6
900,000		3.500%, due 09/01/45	940,003	0.5
3,000,000		3.500%, due 09/01/45	3,133,468	1.7
35,802		3.500%, due 09/01/45	37,395	0.0
38,013		3.500%, due 09/01/45	39,722	0.0
402,349		3.500%, due 09/01/45	420,249	0.2
39,479		3.500%, due 09/01/45	41,235	0.0
478,816	^	5.901%, due 09/25/43	77,642	0.1
384,075		6.000%, due 12/01/22	433,151	0.2
134,635		6.000%, due 06/01/23	152,596	0.1
788,430		6.000%, due 08/01/27	888,964	0.5
226,951		6.000%, due 09/01/35	256,577	0.1
93,330		6.000%, due 09/01/36	106,149	0.1
58,754		6.000%, due 12/01/36	66,251	0.0
156,719		6.000%, due 07/01/37	178,125	0.1
179,498		6.000%, due 08/01/38	204,425	0.1
1,000,000	^	6.050%, due 12/29/49	156,406	0.1
			20,244,347	10.7

		Government National Mortgage Association: 14.9%
1,000,000		3.500%, due 07/20/42	1,047,851	0.6
8,482,614		3.500%, due 08/20/45	8,905,563	4.7
1,000,000		3.500%, due 09/20/45	1,049,861	0.6
7,000,000		4.000%, due 06/20/41	7,458,420	3.9
6,000,000		4.000%, due 08/20/41	6,384,963	3.4
1,995,529		4.000%, due 08/20/45	2,131,226	1.1
1,000,000		4.000%, due 09/20/45	1,068,998	0.6
426,389	^	5.534%, due 03/20/40	63,146	0.0
500,000	^	6.001%, due 09/20/45	92,795	0.0
			28,202,823	14.9

	Total U.S. Government Agency Obligations (Cost $56,341,048)		56,597,030	30.0

U.S. TREASURY OBLIGATIONS: 20.5%
		Treasury Inflation Indexed Protected Securities: 0.8%
864,960		0.125%, due 04/15/16	856,777	0.4
690,894		2.625%, due 07/15/17	723,982	0.4
			1,580,759	0.8

		U.S. Treasury Bonds: 9.1%
1,800,000		2.000%, due 02/15/25	1,793,695	0.9
6,300,000		3.000%, due 05/15/45	6,453,436	3.4
7,800,000		3.625%, due 02/15/44	8,975,483	4.8
			17,222,614	9.1

		U.S. Treasury Notes: 10.6%
9,200,000		1.375%, due 02/29/20	9,244,206	4.9
3,800,000		1.375%, due 03/31/20	3,813,011	2.0
2,000,000		1.375%, due 04/30/20	2,005,846	1.1
700,000		1.750%, due 02/28/22	702,676	0.4
1,400,000		1.750%, due 09/30/22	1,399,782	0.7
2,800,000		1.875%, due 05/31/22	2,827,126	1.5
			19,992,647	10.6

	Total U.S. Treasury Obligations (Cost $38,437,763)		38,796,020	20.5

ASSET-BACKED SECURITIES: 11.1%
		Other Asset-Backed Securities: 11.1%
250,000	#	B&M CLO 2014-1 Ltd., 2.239%, 04/16/26	241,665	0.1
76,339	#	Bayview Opportunity Master Fund IIIb RPL Trust 2015-3 A1, 3.623%, 04/28/30	76,531	0.0
1,600,000	#	Crown Point CLO III Ltd. 2015-3A ACOM, 1.803%, 12/31/27	1,568,160	0.8
250,000	#	Crown Point CLO III Ltd. 2015-3A B, 3.317%, 12/31/27	234,749	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
	650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 1.871%, 04/25/27	$646,352	0.4
	250,000	#	Greywolf CLO V Ltd. 2015-1A A2, 2.671%, 04/25/27	247,743	0.1
	800,000	#	Halcyon Loan Advisors Funding 2015-1A A Ltd., 1.737%, 04/20/27	787,314	0.4
	1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A Ltd., 4.679%, 07/25/27	1,034,784	0.6
	2,000,000	#	ICG US CLO Ltd. 2014-1A ACOM, 1.557%, 04/20/26	1,942,800	1.0
	1,200,000	#	OFSI Fund VI Ltd. 2014-6A ACOM, 1.476%, 03/20/25	1,160,160	0.6
	2,550,000	#	OFSI Fund VII Ltd. 2014-7A ACOM, 1.872%, 10/18/26	2,490,075	1.3
	1,350,000	#	Regatta IV Funding Ltd. 2014-1A ACOM, 1.805%, 07/25/26	1,324,485	0.7
	1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 1.819%, 04/15/27	1,633,426	0.9
	300,000	#	Sound Point CLO VIII Ltd. 2015-1A B, 2.339%, 04/15/27	288,488	0.2
	3,800,000	#	SPART 2015-T1 A 6/45, 2.530%, 06/15/45	3,800,000	2.0
	1,000,000	#	Trinitas CLO II Ltd. 2014-2A ACOM, 1.651%, 07/15/26	972,800	0.5
	1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 1.790%, 07/15/27	991,301	0.5
	600,000		Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust A3, 0.424%, 04/25/37	503,386	0.3
	1,100,000	#	Z Capital Credit Partners CLO 2015-1A ACOM Ltd., 1.730%, 07/16/27	1,076,350	0.6

		Total Asset-Backed Securities (Cost $21,087,564)		21,020,569	11.1

FOREIGN GOVERNMENT BONDS: 6.3%
	300,000		Brazil Minas SPE via State of Minas Gerais, 5.333%, 02/15/28	238,500	0.1
BRL	518,000		Brazil Notas do Tesouro Nacional Serie B, 0.600%, 08/15/50	299,574	0.2
EUR	1,289,289		Buoni Poliennali, 2.350%, 09/15/19	1,572,683	0.8
	320,000		Colombia Government International Bond, 4.000%, 02/26/24	310,880	0.2
	200,000	#	Costa Rica Government International Bond, 7.158%, 03/12/45	176,250	0.1
	620,000		Croatia Government International Bond, 5.500%, 04/04/23	637,050	0.3
	160,000		Dominican Republic International Bond, 5.500%, 01/27/25	155,200	0.1
	340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	329,800	0.2
	100,000		Dominican Republic International Bond, 6.850%, 01/27/45	96,750	0.1
	200,000		Indonesia Government International Bond, 4.125%, 01/15/25	187,792	0.1
	1,039,000		Israel Aid Bond, 5.500%, 12/04/23	1,282,270	0.7
	1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,689,842	0.9
EUR	590,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 05/01/21	757,797	0.4
MXN	32,593,680		MCET, 3.290%, 12/17/15	1,914,757	1.0
MXN	4,040,400		Mexican Bonos, 7.750%, 11/23/34	265,314	0.1
	640,000		Mexico Government International Bond, 4.600%, 01/23/46	572,000	0.3
	160,000		Mexico Government International Bond, 4.750%, 03/08/44	146,400	0.1
	140,000		Petroleos de Venezuela SA, 6.000%, 11/15/26	45,143	0.0
	60,000		Petroleos de Venezuela SA, 6.000%, 05/16/24	19,830	0.0
	60,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	21,750	0.0
EUR	600,000	#	Spain Government Bond, 5.500%, 04/30/21	830,740	0.4
	350,000		Venezuela Government International Bond, 6.000%, 12/09/20	117,250	0.1
	10,000		Venezuela Government International Bond, 7.000%, 03/31/38	3,300	0.0
	300,000		Venezuela Government International Bond, 7.650%, 04/21/25	100,500	0.1
	40,000		Venezuela Government International Bond, 7.750%, 10/13/19	13,900	0.0
	40,000		Venezuela Government International Bond, 8.250%, 10/13/24	13,600	0.0
	10,000		Venezuela Government International Bond, 9.250%, 05/07/28	3,425	0.0
	20,000		Venezuela Government International Bond, 9.250%, 09/15/27	7,900	0.0

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
10,000	Venezuela Government International Bond, 9.000%, 05/07/23	$3,475	0.0
30,000	Venezuela Government International Bond, 11.750%, 10/21/26	11,775	0.0
50,000	Venezuela Government International Bond, 11.950%, 08/05/31	19,875	0.0
50,000	Venezuela Government International Bond, 12.750%, 08/23/22	21,625	0.0

	Total Foreign Government Bonds (Cost $12,249,480)	11,866,947	6.3

	Total Long-Term Investments (Cost $194,626,428)	192,863,784	102.1

SHORT-TERM INVESTMENTS: 6.8%
	Commercial Paper: 0.8%
1,500,000	# Barclays Bank PLC, 0.020%, 04/13/16
	(Cost $1,500,000)	1,499,820	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.0%
11,359,492	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $11,359,492)	11,359,492	6.0

	Total Short-Term Investments (Cost $12,859,492)	12,859,312	6.8

	Total Investments in Securities (Cost $207,485,920)	$205,723,096	108.9
	Liabilities in Excess of Other Assets	(16,771,099)	(8.9)
	Net Assets	$188,951,997	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso

Cost for federal income tax purposes is $207,519,010.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,083,274
Gross Unrealized Depreciation	(2,879,188)

Net Unrealized Depreciation	$(1,795,914)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$56,270,900	$–	$56,270,900
Collateralized Mortgage Obligations	–	5,584,759	548,166	6,132,925
Municipal Bonds	–	2,179,393	–	2,179,393
Short-Term Investments	11,359,492	1,499,820	–	12,859,312
U.S. Treasury Obligations	–	38,796,020	–	38,796,020
Foreign Government Bonds	–	11,866,947	–	11,866,947
U.S. Government Agency Obligations	–	56,597,030	–	56,597,030
Asset-Backed Securities	–	17,220,569	3,800,000	21,020,569
Total Investments, at fair value	$11,359,492	$190,015,438	$4,348,166	$205,723,096
Other Financial Instruments+
Centrally Cleared Swaps	–	875,528	–	875,528
Forward Foreign Currency Contracts	–	322,369	–	322,369
Futures	244,831	–	–	244,831
Total Assets	$11,604,323	$191,213,335	$4,348,166	$207,165,824
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(849,485)	$–	$(849,485)
Forward Foreign Currency Contracts	–	(310,515)	–	(310,515)
Futures	(157,976)	–	–	(157,976)
OTC Swaps	–	(8,306)	–	(8,306)
Sales Commitments	–	(4,170,250)	–	(4,170,250)
Total Liabilities	$(157,976)	$(5,338,556)	$–	$(5,496,532)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended September 30, 2015:

	*Beginning Balance			Accrued Discounts/	Total Realized	**Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	***Ending Balance
	2/20/2015	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2015
Asset Table
Investments, at fair value
Asset-Backed Securities	$-	$3,799,984	$-	$-	$-	$16	$-	$-	$3,800,000
Collateralized Mortgage Obligations	-	519,139	-	1,392	-	27,635	-	-	548,166
Total Investments, at value	$-	$4,319,123	$-	$1,392	$-	$27,651	$-	$-	$4,348,166

* Portfolio incepted on February 20, 2015.

** As of September 30, 2015  total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $27,651.

*** The Portfolio’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on significant unobservable inputs. A significant change in third party information could result in a significantly lower or higher fair value in such Level 3 investments.

At September 30, 2015, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Chilean Peso	105,441,275	Buy	10/22/15	$153,080	$151,201	$(1,879)
Bank of America	EU Euro	160,000	Buy	12/16/15	182,582	179,021	(3,561)
Bank of America	Mexican Peso	12,102,529	Buy	12/16/15	716,699	711,547	(5,152)
Bank of America	Polish Zloty	182,795	Buy	12/16/15	163,000	161,258	(1,742)
Bank of America	Polish Zloty	670,025	Buy	12/16/15	177,316	175,924	(1,392)
Barclays Bank PLC	Indian Rupee	12,191,500	Buy	10/19/15	184,860	185,318	458
Barclays Bank PLC	South African Rand	2,520,794	Buy	12/17/15	183,000	179,411	(3,589)
Barclays Bank PLC	British Pound	56,510	Buy	12/16/15	87,123	85,459	(1,664)
Barclays Bank PLC	South African Rand	2,657,138	Buy	12/17/15	187,448	189,114	1,666
BNP Paribas Bank	EU Euro	183,206	Buy	12/16/15	691,638	690,810	(828)
BNP Paribas Bank	Polish Zloty	671,732	Buy	12/16/15	178,080	176,372	(1,708)
BNP Paribas Bank	Canadian Dollar	1,576,300	Buy	12/16/15	1,420,637	1,420,747	110
BNP Paribas Bank	British Pound	73,602	Buy	12/16/15	115,067	111,308	(3,759)
JPMorgan Chase & Co.	Mexican Peso	32,093,520	Buy	10/26/15	1,906,583	1,894,504	(12,079)
JPMorgan Chase & Co.	EU Euro	502,624	Buy	11/06/15	571,458	561,938	(9,520)
JPMorgan Chase & Co.	Swedish Krona	269,094	Buy	12/16/15	239,419	240,052	633
JPMorgan Chase & Co.	Canadian Dollar	475,621	Buy	12/16/15	365,000	356,289	(8,711)
JPMorgan Chase & Co.	EU Euro	321,000	Buy	12/16/15	365,223	359,161	(6,062)
JPMorgan Chase & Co.	Canadian Dollar	238,183	Buy	12/16/15	182,000	178,424	(3,576)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Japanese Yen	43,994,847	Buy	12/16/15	$366,000	$367,228	$1,228
JPMorgan Chase & Co.	Mexican Peso	3,110,030	Buy	12/16/15	183,000	182,849	(151)
Citigroup, Inc.	EU Euro	179,094	Buy	11/06/15	200,262	200,229	(33)
Citigroup, Inc.	EU Euro	163,000	Buy	12/16/15	183,504	182,378	(1,126)
Citigroup, Inc.	Japanese Yen	44,012,415	Buy	12/16/15	366,000	367,375	1,375
Citigroup, Inc.	British Pound	245,019	Buy	12/16/15	378,277	370,540	(7,737)
Citigroup, Inc.	Colombian Peso	897,578,800	Buy	10/26/15	292,000	289,860	(2,140)
Citigroup, Inc.	Chilean Peso	238,805,850	Buy	10/13/15	346,598	342,736	(3,862)
Citigroup, Inc.	Hungarian Forint	72,885,616	Buy	12/16/15	260,171	259,753	(418)
Credit Suisse Group AG	Colombian Peso	596,822,664	Buy	10/29/15	190,922	192,666	1,744
Credit Suisse Group AG	British Pound	367,002	Buy	12/16/15	325,000	322,136	(2,864)
Deutsche Bank AG	Brazilian Real	944,940	Buy	10/02/15	240,000	238,350	(1,650)
Deutsche Bank AG	Philippine Peso	8,580,776	Buy	10/19/15	182,259	183,418	1,159
Deutsche Bank AG	Turkish Lira	561,298	Buy	12/16/15	183,000	181,170	(1,830)
Deutsche Bank AG	Hungarian Forint	75,157,850	Buy	12/16/15	266,669	267,852	1,183
Deutsche Bank AG	Turkish Lira	567,227	Buy	12/16/15	183,000	183,084	84
Deutsche Bank AG	Israeli New Shekel	720,924	Buy	12/16/15	183,399	183,969	570
Deutsche Bank AG	South African Rand	2,555,485	Buy	12/17/15	183,000	181,880	(1,120)
Deutsche Bank AG	Mexican Peso	12,176,397	Buy	12/16/15	721,009	715,889	(5,120)
JPMorgan Chase & Co.	Hungarian Forint	73,318,194	Buy	12/16/15	260,696	261,295	599
JPMorgan Chase & Co.	Russian Ruble	12,085,845	Buy	10/21/15	183,000	183,288	288
JPMorgan Chase & Co.	Taiwan New Dollar	11,904,370	Buy	10/05/15	366,000	361,350	(4,650)
JPMorgan Chase & Co.	Russian Ruble	7,296,526	Buy	10/21/15	109,405	110,655	1,250
JPMorgan Chase & Co.	Indian Rupee	12,403,131	Buy	11/03/15	187,500	188,141	641
JPMorgan Chase & Co.	Chinese Offshore Yuan	1,187,090	Buy	12/16/15	183,000	184,795	1,795
JPMorgan Chase & Co.	Chinese Offshore Yuan	1,184,872	Buy	12/16/15	183,000	184,449	1,449
Morgan Stanley	EU Euro	327,000	Buy	12/16/15	367,008	365,874	(1,134)
Morgan Stanley	Mexican Peso	3,000,782	Buy	12/16/15	181,333	176,426	(4,907)
Morgan Stanley	Brazilian Real	742,543	Buy	10/02/15	183,000	187,298	4,298
Morgan Stanley	Brazilian Real	730,864	Buy	10/02/15	183,000	184,352	1,352
Morgan Stanley	Brazilian Real	686,993	Buy	10/02/15	173,283	173,286	3
Morgan Stanley	Brazilian Real	685,860	Buy	10/02/15	184,000	173,000	(11,000)
The Royal Bank of Scotland PLC	Colombian Peso	532,996,200	Buy	10/05/15	168,950	172,552	3,602
The Royal Bank of Scotland PLC	Colombian Peso	185,083,000	Buy	10/05/15	59,000	59,919	919
The Royal Bank of Scotland PLC	Chilean Peso	126,144,640	Buy	10/13/15	183,000	181,044	(1,956)
The Royal Bank of Scotland PLC	Chilean Peso	323,688,995	Buy	10/26/15	463,000	463,986	986
The Royal Bank of Scotland PLC	Russian Ruble	23,923,703	Buy	10/21/15	359,295	362,815	3,520
The Royal Bank of Scotland PLC	Hungarian Forint	72,912,950	Buy	12/16/15	260,190	259,851	(339)
The Royal Bank of Scotland PLC	Turkish Lira	568,760	Buy	12/16/15	183,000	183,579	579
The Royal Bank of Canada	Brazilian Real	712,548	Buy	10/02/15	182,000	179,732	(2,268)
The Royal Bank of Canada	Canadian Dollar	244,113	Buy	12/16/15	183,000	182,866	(134)
The Royal Bank of Canada	Canadian Dollar	477,448	Buy	12/16/15	364,000	357,658	(6,342)
The Royal Bank of Canada	Mexican Peso	12,129,405	Buy	12/16/15	715,177	713,126	(2,051)
The Royal Bank of Scotland PLC	EU Euro	184,010	Buy	12/16/15	120,198	119,685	(513)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Royal Bank of Scotland PLC	British Pound	365,567	Buy	12/16/15	$326,000	$323,147	$(2,853)
The Royal Bank of Scotland PLC	Mexican Peso	6,041,192	Buy	12/16/15	364,000	355,181	(8,819)
The Royal Bank of Scotland PLC	Mexican Peso	6,163,788	Buy	12/16/15	366,000	362,389	(3,611)
Standard Chartered PLC	Colombian Peso	519,722,298	Buy	10/02/15	160,706	168,315	7,609
Standard Chartered PLC	Taiwan New Dollar	9,999,828	Buy	10/19/15	307,550	302,821	(4,729)
Standard Chartered PLC	Chinese Offshore Yuan	1,183,644	Buy	12/16/15	183,000	184,258	1,258
Standard Chartered PLC	Chinese Offshore Yuan	1,188,986	Buy	12/16/15	183,000	185,090	2,090
Standard Chartered PLC	New Zealand Dollar	567,000	Buy	12/16/15	363,115	360,493	(2,622)
Standard Chartered PLC	South African Rand	2,453,082	Buy	12/17/15	183,000	174,592	(8,408)
State Street	Australian Dollar	256,000	Buy	12/16/15	182,318	178,953	(3,365)
State Street	EU Euro	218,069	Buy	12/16/15	247,096	243,993	(3,103)
State Street	Swedish Krona	132,398	Buy	12/16/15	117,580	117,414	(166)
UBS AG	EU Euro	164,000	Buy	12/16/15	183,466	183,496	30
UBS AG	EU Euro	367,753	Buy	12/16/15	237,453	236,693	(760)
UBS AG	Mexican Peso	12,453,153	Buy	12/16/15	738,731	732,161	(6,570)
UBS AG	Brazilian Real	690,042	Buy	10/02/15	183,000	174,055	(8,945)
UBS AG	Brazilian Real	2,256,892	Buy	11/04/15	540,767	562,633	21,866
UBS AG	Indian Rupee	13,974,691	Buy	10/19/15	209,327	212,423	3,096
UBS AG	EU Euro	183,206	Buy	12/16/15	51,107,020	51,106,192	(828)
Westpac Banking Corporation	British Pound	183,426	Buy	12/16/15	164,000	163,218	(782)
Westpac Banking Corporation	Canadian Dollar	240,693	Buy	12/16/15	183,000	180,304	(2,696)
Westpac Banking Corporation	Australian Dollar	505,000	Buy	12/16/15	361,858	353,013	(8,845)
Westpac Banking Corporation	New Zealand Dollar	291,000	Buy	12/16/15	181,599	185,015	3,416
							$(124,813)

Bank of America	Australian Dollar	524,000	Sell	12/16/15	$364,020	$366,294	$(2,274)
Bank of America	Mexican Peso	32,319,366	Sell	12/17/15	1,914,019	1,900,003	14,016
Barclays Bank PLC	Indian Rupee	12,154,787	Sell	10/19/15	183,000	184,759	(1,759)
Barclays Bank PLC	Taiwan New Dollar	6,107,786	Sell	10/02/15	187,643	185,492	2,151
Barclays Bank PLC	Mexican Peso	31,841,394	Sell	10/26/15	1,893,079	1,879,622	13,457
Barclays Bank PLC	Taiwan New Dollar	6,015,562	Sell	10/26/15	184,555	181,952	2,603
Barclays Bank PLC	Turkish Lira	557,925	Sell	12/16/15	183,000	180,082	2,918
Barclays Bank PLC	Chinese Offshore Yuan	4,065,346	Sell	09/01/16	610,412	621,086	(10,674)
BNP Paribas Bank	Taiwan New Dollar	6,019,380	Sell	10/05/15	184,842	182,715	2,127
BNP Paribas Bank	Taiwan New Dollar	11,025,951	Sell	11/30/15	333,211	333,112	99
BNP Paribas Bank	British Pound	130,112	Sell	12/16/15	201,005	196,767	4,238
BNP Paribas Bank	Israeli New Shekel	2,086,490	Sell	12/16/15	535,245	532,443	2,802
JPMorgan Chase & Co.	Canadian Dollar	1,057,566	Sell	12/16/15	799,769	792,226	7,543
Citigroup, Inc.	Mexican Peso	4,258,858	Sell	10/26/15	252,673	251,403	1,270
Citigroup, Inc.	EU Euro	3,739,000	Sell	11/06/15	4,206,693	4,180,238	26,455
Citigroup, Inc.	EU Euro	162,000	Sell	12/16/15	183,130	181,258	1,872
Citigroup, Inc.	Singapore Dollar	617,192	Sell	12/16/15	434,749	432,596	2,153
Citigroup, Inc.	South African Rand	2,577,866	Sell	12/17/15	183,000	183,473	(473)
Citigroup, Inc.	South Korean Won	136,787,525	Sell	10/05/15	115,688	115,388	300
Citigroup, Inc.	Chinese Offshore Yuan	3,671,718	Sell	12/16/15	567,736	571,578	(3,842)
Citigroup, Inc.	United Arab Emirates Dirham	2,359,360	Sell	08/11/16	640,000	640,909	(909)
Citigroup, Inc.	United Arab Emirates Dirham	2,697,054	Sell	08/11/16	732,000	732,642	(642)
Citigroup, Inc.	Chinese Offshore Yuan	1,204,710	Sell	09/01/16	184,226	184,050	176
Credit Suisse Group AG	Russian Ruble	24,525,367	Sell	10/21/15	366,000	371,940	(5,940)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	British Pound	116,000	Sell	10/08/15	$181,952	$175,474	$6,478
Credit Suisse Group AG	Canadian Dollar	1,098,880	Sell	12/16/15	829,800	823,174	6,626
Deutsche Bank AG	Brazilian Real	701,064	Sell	10/02/15	182,000	176,835	5,165
Deutsche Bank AG	Taiwan New Dollar	5,976,320	Sell	10/02/15	184,000	181,499	2,501
Deutsche Bank AG	Taiwan New Dollar	3,387,192	Sell	10/19/15	104,575	102,573	2,002
Deutsche Bank AG	Brazilian Real	1,283,044	Sell	11/04/15	317,204	319,857	(2,653)
Deutsche Bank AG	Turkish Lira	573,668	Sell	12/16/15	183,000	185,163	(2,163)
Deutsche Bank AG	Chinese Offshore Yuan	1,204,455	Sell	09/01/16	183,000	184,012	(1,012)
Deutsche Bank AG	Chinese Offshore Yuan	3,785,116	Sell	09/01/16	568,507	578,274	(9,767)
Deutsche Bank AG	Chinese Offshore Yuan	3,612,420	Sell	09/01/16	549,000	551,890	(2,890)
Deutsche Bank AG	Indian Rupee	14,040,175	Sell	10/19/15	212,000	213,418	(1,418)
Deutsche Bank AG	Indian Rupee	12,162,784	Sell	11/03/15	183,000	184,496	(1,496)
Deutsche Bank AG	Taiwan New Dollar	12,084,106	Sell	11/30/15	364,693	365,080	(387)
Deutsche Bank AG	Singapore Dollar	261,019	Sell	12/16/15	182,000	182,951	(951)
Deutsche Bank AG	Singapore Dollar	255,050	Sell	12/16/15	182,000	178,767	3,233
Deutsche Bank AG	Israeli New Shekel	2,054,248	Sell	12/16/15	530,526	524,215	6,311
JPMorgan Chase & Co.	South Korean Won	222,407,682	Sell	10/02/15	187,790	187,638	152
JPMorgan Chase & Co.	South Korean Won	440,318,882	Sell	11/02/15	368,894	371,004	(2,110)
JPMorgan Chase & Co.	Turkish Lira	570,202	Sell	12/16/15	183,000	184,044	(1,044)
JPMorgan Chase & Co.	Chinese Offshore Yuan	2,406,368	Sell	09/01/16	366,000	367,635	(1,635)
Morgan Stanley	Turkish Lira	1,103,242	Sell	12/16/15	352,108	356,094	(3,986)
Morgan Stanley	Brazilian Real	708,054	Sell	10/02/15	183,000	178,599	4,401
Morgan Stanley	Brazilian Real	714,421	Sell	10/02/15	183,000	180,205	2,795
Morgan Stanley	Taiwan New Dollar	5,959,760	Sell	10/05/15	184,000	180,905	3,095
The Royal Bank of Scotland PLC	Colombian Peso	190,363,368	Sell	10/05/15	61,571	61,628	(57)
The Royal Bank of Scotland PLC	Turkish Lira	570,297	Sell	12/16/15	182,000	184,075	(2,075)
The Royal Bank of Scotland PLC	Turkish Lira	565,679	Sell	12/16/15	183,000	182,584	416
The Royal Bank of Scotland PLC	Turkish Lira	561,078	Sell	12/16/15	183,000	181,099	1,901
The Royal Bank of Canada	Brazilian Real	158,347	Sell	10/02/15	43,978	39,941	4,037
The Royal Bank of Canada	Mexican Peso	3,180,311	Sell	12/16/15	183,000	186,981	(3,981)
The Royal Bank of Scotland PLC	Mexican Peso	3,176,250	Sell	12/16/15	183,000	186,742	(3,742)
The Royal Bank of Scotland PLC	Israeli New Shekel	2,128,063	Sell	12/16/15	542,569	543,052	(483)
Standard Chartered PLC	South Korean Won	215,547,648	Sell	10/23/15	183,000	181,690	1,310
Standard Chartered PLC	South Korean Won	216,154,000	Sell	10/05/15	184,000	182,339	1,661
Standard Chartered PLC	Taiwan New Dollar	6,096,782	Sell	10/29/15	183,000	184,314	(1,314)
Standard Chartered PLC	Chinese Offshore Yuan	2,336,186	Sell	12/16/15	365,000	363,675	1,325
Standard Chartered PLC	Chinese Offshore Yuan	1,181,982	Sell	12/16/15	183,000	184,000	(1,000)
Standard Chartered PLC	Brazilian Real	1,283,044	Sell	10/02/15	395,904	323,634	72,270
Standard Chartered PLC	Singapore Dollar	621,611	Sell	12/16/15	434,329	435,694	(1,365)
Standard Chartered PLC	Chinese Offshore Yuan	1,219,055	Sell	09/01/16	183,000	186,242	(3,242)
State Street	Japanese Yen	43,609,266	Sell	12/16/15	366,000	364,009	1,991
State Street	Japanese Yen	43,696,740	Sell	12/16/15	366,000	364,740	1,260
UBS AG	Canadian Dollar	597,367	Sell	12/16/15	450,369	447,490	2,879
UBS AG	Brazilian Real	698,749	Sell	10/02/15	183,000	176,251	6,749
UBS AG	South Korean Won	217,911,200	Sell	10/02/15	184,000	183,845	155

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS AG	South Korean Won	212,433,858	Sell	10/21/15	$182,000	$179,080	$2,920
UBS AG	Chinese Offshore Yuan	3,800,428	Sell	12/16/15	582,307	591,614	(9,307)
Westpac Banking Corporation	EU Euro	218,738	Sell	12/16/15	247,096	244,742	2,354
Westpac Banking Corporation	EU Euro	2,016,467	Sell	12/16/15	2,277,539	2,256,187	21,352
Westpac Banking Corporation	New Zealand Dollar	1,602,899	Sell	12/16/15	1,004,216	1,019,106	(14,890)
Westpac Banking Corporation	Taiwan New Dollar	11,376,982	Sell	10/05/15	347,336	345,342	1,994
Westpac Banking Corporation	South Korean Won	413,727,411	Sell	11/09/15	347,224	348,534	(1,310)
Westpac Banking Corporation	Chinese Offshore Yuan	5,860,551	Sell	12/16/15	899,340	912,314	(12,974)
Westpac Banking Corporation	Chinese Offshore Yuan	2,402,744	Sell	09/01/16	366,000	367,081	(1,081)
							$136,667

At September 30, 2015, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	17	12/15/15	$1,544,196	$17,500
Long-Term Euro-BTP	5	12/08/15	761,456	14,507
U.S. Treasury 10-Year Note	55	12/21/15	7,080,391	64,984
U.S. Treasury 2-Year Note	102	12/31/15	22,341,188	35,738
U.S. Treasury 5-Year Note	45	12/31/15	5,423,203	23,934
U.S. Treasury Ultra Long Bond	37	12/21/15	5,935,031	88,168
			$43,085,465	$244,831
Short Contracts
Euro-Bobl 5-Year	(9)	12/08/15	(1,297,509)	(4,432)
Euro-Bund	(4)	12/08/15	(698,110)	(12,791)
U.S. Treasury Long Bond	(84)	12/21/15	(13,216,875)	(140,753)
			$(15,212,494)	$(157,976)

At September 30, 2015, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.25.V1	Sell	1.000	Intercontinental Exchange	12/20/20	USD	6,775,000	$22,351	$(3,194)
							$22,351	$(3,194)

At September 30, 2015, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Group AG	CMBX-NA-AAA.7	Sell	0.500	01/17/47	USD	100,000	$(4,153)	$(3,778)	$(375)
Credit Suisse Group AG	CMBX-NA-AAA.7	Sell	0.500	01/17/47	USD	100,000	(4,153)	(3,850)	(303)
							$(8,306)	$(7,628)	$(678)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2015, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month AUD-BBR-BBSW and pay a fixed rate equal to 3.500%	LCH.Clearnet	12/16/25	AUD	1,320,000	$3	$(761)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month AUD-BBR-BBSW	LCH.Clearnet	12/16/25	AUD	2,770,000	12,153	16,881
Receive a fixed rate equal to 1.250% and pay a floating rate based on the 3-month CAD-BA-CDOR	LCH.Clearnet	12/16/20	CAD	6,400,000	8,037	(1,162)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 2.500%	LCH.Clearnet	12/16/25	CAD	2,590,000	14,666	(30,271)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.100%	LCH.Clearnet	06/08/30	EUR	2,960,000	(83,263)	(70,514)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.695%	Chicago Mercantile Exchange	05/11/35	EUR	4,320,000	123,314	44,097
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.500%	LCH.Clearnet	12/16/20	EUR	5,700,000	(34,970)	(2,418)
Receive a fixed rate equal to 1.568% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/16/20	EUR	4,530,000	27,792	19,630
Receive a fixed rate equal to 1.100% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	05/15/24	EUR	4,900,000	133,415	107,539
Receive a fixed rate equal to 1.568% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	05/11/25	EUR	11,480,000	30,381	44,551
Receive a fixed rate equal to 1.850% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	06/08/25	EUR	5,670,000	95,741	106,956
Receive a fixed rate equal to 1.700% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	07/10/25	EUR	860,000	6,693	1,335
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	09/16/25	EUR	2,760,000	60,053	56,300
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	09/28/25	EUR	280,000	(1,523)	(251)
Receive a fixed rate equal to 0.750% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/16/25	EUR	17,900,000	(495,967)	64,773
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/16/25	EUR	11,130,000	(86,170)	95,153
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.000%	LCH.Clearnet	12/16/30	EUR	2,030,000	115,664	(16,978)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.750%	LCH.Clearnet	09/16/25	GBP	2,010,000	(67,028)	(68,432)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	09/28/25	GBP	330,000	286	(268)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	12/16/25	GBP	440,000	8,780	7,440
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.750%	LCH.Clearnet	12/16/25	GBP	2,000,000	(64,286)	(10,327)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	12/16/45	GBP	2,100,000	(122,871)	(50,243)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.000%	LCH.Clearnet	12/16/25	JPY	356,790,000	(15,756)	(6,873)
Receive a fixed rate equal to 0.500% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	LCH.Clearnet	12/16/25	JPY	28,390,000	(757)	577
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 3-month NOK-NIBOR-NIBR	LCH.Clearnet	12/16/20	NOK	7,900,000	8,305	6,329
Receive a floating rate based on the 3-month NZD-BBR-FRA and pay a fixed rate equal to 3.750%	LCH.Clearnet	12/16/25	NZD	240,000	(2,928)	(1,780)
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 0.500%	LCH.Clearnet	12/16/20	SEK	50,690,000	23,044	6,039
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 3-month SEK-STIBOR-SIDE	LCH.Clearnet	12/16/25	SEK	80,000	75	(32)
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 0.500%	LCH.Clearnet	12/16/25	SEK	21,700,000	(16,303)	1,413
Receive a floating rate based on the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	12/16/20	USD	650,000	(16,440)	(8,385)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

		Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.923% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	06/24/21	USD	16,800,000	$220,602	$228,069
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	09/02/22	USD	20,060,000	108,382	67,258
Receive a floating rate based on the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	12/16/22	USD	5,400,000	(170,993)	(91,365)
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	09/28/25	USD	200,000	549	1,188
Receive a floating rate based on the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 2.500%	LCH.Clearnet	12/16/25	USD	8,960,000	(360,652)	(216,185)
Receive a floating rate based on the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 3.000%	LCH.Clearnet	12/16/25	USD	2,450,000	(14,134)	(7,053)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.218%	LCH.Clearnet	06/24/29	USD	4,300,000	(187,639)	(204,458)
Receive a floating rate based on the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 3.005%	LCH.Clearnet	09/02/30	USD	4,710,000	(73,702)	(58,535)
					$(817,447)	$29,237

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at September 30, 2015:

Principal Amount	Description	Fair Value
$(3,000,000)	Fannie Mae	$(3,129,703)
(1,000,000)	Freddie Mac	(1,040,547)
	Total Sales Commitments Proceeds $(4,142,266)	$(4,170,250)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$322,369
Interest rate contracts	Futures contracts	244,831
Interest rate contracts	Interest rate swaps	875,528
Total Asset Derivatives		$1,442,728

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$310,515
Interest rate contracts	Futures contracts	157,976
Credit contracts	Credit default swaps	11,500
Interest rate contracts	Interest rate swaps	846,291
Total Liability Derivatives		$1,326,282

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	JPMorgan Chase & Co.	Morgan Stanley	Standard Chartered PLC	State Street	The Royal Bank of Canada	The Royal Bank of Scotland PLC	UBS AG	Westpac Banking Corporation	Totals
Assets:
Forward foreign currency contracts	$14,016	$23,253	$9,376	$33,601	$14,848	$22,208	$15,578	$15,944	$87,523	$3,251	$4,037	$11,923	$37,695	$29,116	$322,369
Total Assets	$14,016	$23,253	$9,376	$33,601	$14,848	$22,208	$15,578	$15,944	$87,523	$3,251	$4,037	$11,923	$37,695	$29,116	$322,369

Liabilities:
Forward foreign currency contracts	$16,000	$17,686	$6,295	$21,182	$8,804	$32,457	$49,538	$21,027	$22,680	$6,634	$14,776	$24,448	$26,410	$42,578	$310,515
Credit default swaps	-	-	-	-	8,306	-	-	-	-	-	-	-	-	-	8,306
Total Liabilities	$16,000	$17,686	$6,295	$21,182	$17,110	$32,457	$49,538	$21,027	$22,680	$6,634	$14,776	$24,448	$26,410	$42,578	$318,821

Net OTC derivative instruments by counterparty, at fair value	$(1,984)	$5,567	$3,081	$12,419	$(2,262)	$(10,249)	$(33,960)	$(5,083)	$64,843	$(3,383)	$(10,739)	$(12,525)	$11,285	$(13,462)	$3,548

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(1,984)	$5,567	$3,081	$12,419	$(2,262)	$(10,249)	$(33,960)	$(5,083)	$64,843	$(3,383)	$(10,739)	$(12,525)	$11,285	$(13,462)	$3,548

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2015